Earnings per share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings per share:
Earnings per share
Six-month period ended June 30,
	2017			2018
	Income (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Income (numerator)		Weighted- average number of outstanding shares (denominator)		Amount per share
Basic net income per share:	Class A	Class A	Class A	Class A	Class B	Class A	Class B	Class A	Class B
Net income	$149,191	8,966	16,639.64	$35,525	$237	90,960,153	607,829	0.39	0.39
Less: Non-vested common stock dividends declared and undistributed earnings	(181)	-	-	-	-	-	-	-	-
Basic Earnings per share attributable to common stockholders	$149,010	8,966	16,619.45	$35,525	$237	90,960,153	607,829	0.39	0.39
Diluted net income per share:
Allocation of undistributed earnings for basic computation	149,010	-	-	35,525	237	-	-	-	-
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	-	-	-	237	-	607,829	-	-	-
Diluted Earnings per share attributable to common stockholders	$149,010	8,966	16,619.45	$35,762	$237	91,567,982	607,829	0.39	0.39